ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accrued expenses consisted of the following at February 28, 2019 and May 31, 2018:

	February 28,	May 31,
	2019	2018
Trade accounts payable	$655,518	$726,457
Accrued payroll and payroll taxes	281,584	44,465
Accrued liabilities	457,251	-
Deferred rent liability	-	55,699
Total	$1,394,353	$826,621

Accounts payable and accrued liabilities consisted of the following at May 31, 2018 and May 31, 2017.

	May 31,	May 31,
	2018	2017
Trade payables	$726,457	$497,213
Accrued payroll and related liabilities	44,465	34,987
Deferred rent liability	55,699	49,565
Total accounts payable and accrued liabilities	$826,621	$581,765